Shareholders' Equity	12 Months Ended
Mar. 31, 2023
Shareholders' Equity
Shareholders' Equity

12. Shareholders’ Equity

Common Shares

On October 12, 2021, the Company’s Board of Directors approved, a 1,500-for-one share split of its issued and outstanding common shares. In connection with the 1,500-for-one share split, the total number of authorized common shares increased from 10,000,000 to 40,000,000.

On November 14, 2022, the Company’s Board of Directors further approved a two-for-one share split of its issued and outstanding common shares, and the share split became effective on November 29, 2022. In connection with the two-for-one share split, the total number of authorized common shares increased from 40,000,000 to 80,000,000.

All common share, stock option, and per share information in the Company’s consolidated financial statements and accompanying notes has been restated to give retroactive presentation related to the share splits for all periods presented.

As of March 31, 2023, the Company has authorized 80,000,000 common shares. Each holder of common shares shall be entitled to one vote for each share held as of the record date and shall be entitled to receive dividends, when, as and if declared by the shareholders’ meeting or the Board of Directors. The total common shares outstanding as of March 31, 2023 were 20,004,000 shares.

Warrantee is subject to the Companies Act in Japan. The significant provisions in the Companies Act that affect financial and accounting matters are summarized below:

Common shares

Under the Companies Act, issuances of common shares are required to be credited to the common share account for at least 50% of the proceeds and to the additional paid-in capital account for the remaining amounts.

Dividends

Under the Companies Act, companies can pay dividends at any time during the year in addition to the year-end dividend upon resolution at the shareholders meeting. The Companies Act permits companies to distribute dividends-in-kind (non-cash assets) to shareholders subject to certain limitations and additional requirements. Semiannual interim dividends may also be paid once a year upon resolution by the Board of Directors if the articles of incorporation of the company so stipulate. The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury shares.

The amount available for dividends under the Companies Act is calculated based on the amount recorded in the Company’s non-consolidated financial statements prepared in accordance with accounting principles generally accepted in Japan. As a result, there was no amount available for dividends due to the accumulated deficit as of March 31, 2023.

Increases / decreases and transfer of common shares, reserve, and surplus

The Companies Act requires that an amount equal to 10% of dividends must be appropriated as legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus) depending on the equity account charged upon the payment of such dividends until the total of the aggregate amount of legal reserve and additional paid-in capital equals 25% of common shares. Under the Companies Act, the total amount of additional paid-in capital and legal reserve may be reversed without limitation. The Companies Act also provides that common shares, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among the accounts under certain conditions upon resolution of the shareholders. During the fiscal year ended March 31, 2021, the Company reduced its common shares capital and additional paid in capital by ¥125,636 thousand and ¥135,399 thousand, respectively and transferred ¥261,035 thousand in its non-consolidated financial statements to reduce the accumulated deficit upon resolution of the shareholders.